REVENUES (Details Textual)		1 Months Ended	12 Months Ended
	May 10, 2018 USD ($)	May 31, 2018	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz
Disclosure Of Revenue [Line Items]
Unearned revenue			$ 3,383,000	$ 12,226,000
Per-ounce price of gold delivered during the period			623	617
Mexico - Santa Elena [Member]
Disclosure Of Revenue [Line Items]
Accrued net smelter royalty			$ 5,800,000	$ 1,000,000
Sandstorm Gold Ltd. [Member] | Mexico - Santa Elena [Member]
Disclosure Of Revenue [Line Items]
Percent of gold production required to be sold			20.00%
Gold, selling price, per ounce			$ 450
Purchase agreement, annual inflation increase, percent			1.00%
Gold sold during period (Ounce) | oz			2,433	5,327
Gold sold during period, average price			$ 472	$ 467
Orogen Royalties Inc [Member]
Disclosure Of Revenue [Line Items]
Net smelter royalty percentage			2.00%
Osisko Gold Royalties Ltd [Member]
Disclosure Of Revenue [Line Items]
Net smelter royalty percentage			2.00%
Wheaton Precious Metals International Ltd [Member]
Disclosure Of Revenue [Line Items]
New stream agreement, percentage of gold equivalent production, counter party		25.00%	25.00%
New stream agreement, ongoing payments, upper range limit	$ 600,000		$ 600,000
New stream agreement, percentage of annual inflation adjustment	1.00%		1.00%
Ounces of gold delivered during period			41,841	48,015